DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Value of shares held by seller for issuance of options	$ 10,200,000
Value of shares held by seller for issuance of options	$ 3,000,000
Description of other inputs to options pricing model, share options granted	if the Company’s shares trade below $5.81 ($34.87 pre-split) at the agreed value of $1,907,598 at any given point of time from the date of commencement to two years. The change in the fair value of the put option is recorded as a gain or loss to revaluation adjustment of contingent liabilities on the Statement of Operations and Comprehensive Loss during the year 2022.
Derivative liabilities	$ 36,488,594	$ 0
Revealed films [member]
IfrsStatementLineItems [Line Items]
Description of contingent consideration	The company has agreed to pay top up consideration of 1.5X the difference between the revenue in 2023, 2024 and 2025 if the revenue growth is higher than $7 million and a profit of at least 7%. The revenue growth is calculated as revenue during the year minus $7 million or previous year’s revenue if the target was met. The consideration will be paid by issuing Company shares in the assigned ratio for each of the sellers.
University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Description of contingent consideration	The company has agreed to the seller of UAV if the amount of UAV’s total revenue in 2022, 2023 and 2024 is an increase over $9 million during each of the year or subsequent year’s total revenue, then the purchaser shall pay an additional cash of an amount equal to the total revenue minus $9 million or previous year’s revenue multiplied by two. The consideration is payable in cash.
Property investors network [member]
IfrsStatementLineItems [Line Items]
Description of contingent consideration	The company has agreed to pay the top up consideration if the 2x revenue or 10x EBITDA in 2022, 2023 or 2024 exceeds the purchase price or the previous year’s consideration; the difference between the value will be paid in additional consideration by 90% in shares and 10% in cash.
ESquared enterprises ltd [Member]
IfrsStatementLineItems [Line Items]
Description of contingent consideration	The company has agreed to pay top up consideration for the year 2022 and 2023 for the positive difference between 2x annual revenue or 10x EBITDA for the financial year minus the hurdle amount which is the revenue or EBITDA for the previous year.